SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Computations
EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2013	2012	2011
Numerator:
Earnings/Income attributable to common shareholders	$1,001	$859	$1,331

Denominator:
Weighted-average common shares outstanding for basic EPS	243,863	241,347	239,720
Dilutive effect of stock options, restricted stock awards and
restricted stock units	5,469	5,346	1,803
Weighted-average common shares outstanding for diluted EPS	249,332	246,693	241,523

Earnings per share:
Basic	$4.10	$3.56	$5.55
Diluted	$4.01	$3.48	$5.51

Dividends declared per share of common stock	$2.52	$2.40	$1.92

Schedule Of Common Stock Activity [Abstract]
Schedule Of Common Stock Activity
COMMON STOCK ACTIVITY

	Years ended December 31,
	2013	2012	2011
Common shares outstanding, January 1	242,368,836	239,934,681	240,447,416
Stock options exercised	1,237,348	1,876,303	958,126
Restricted stock issuances	21,121	2,580	11,876
Restricted stock units vesting(1)	1,491,170	683,416	2,625
Shares released from ESOP	―	153,625	350,815
Shares repurchased(2)	(657,148)	(281,769)	(1,836,177)
Common shares outstanding, December 31	244,461,327	242,368,836	239,934,681
(1)	Includes dividend equivalents.
(2)	In addition to formal common stock repurchase programs which we discuss below, we also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.

Shareholder Ranking [Abstract]
Shareholder Ranking [Text Block]
Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Performance-Based Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each RSU.
(2)	Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.